EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Sep. 30, 2020
Retirement Benefits [Abstract]
Summary of Changes in Funded Status of Plans and Liabilities Recognized
The following summarizes the changes in the funded status of the plans and the related liabilities recognized on the Consolidated Balance Sheets as of September 30:

	Pension (1)		OPEB
(Thousands)	2020	2019	2020	2019
Change in Benefit Obligation
Benefit obligation at beginning of year	$360,477	$298,575	$260,003	$196,785
Service cost	8,223	7,381	4,854	4,404
Interest cost	10,587	12,173	7,026	8,324
Plan participants’ contributions (2)	25	43	194	210
Actuarial loss (gain)	29,738	52,549	(23,226)	54,700
Benefits paid, net of retiree subsidies received	(11,886)	(10,244)	(2,989)	(4,420)
Benefit obligation at end of year	$397,164	$360,477	$245,862	$260,003
Change in plan assets
Fair value of plan assets at beginning of year	$288,634	$279,410	$83,925	$77,980
Actual return on plan assets	30,632	19,194	6,872	2,499
Employer contributions	596	231	8,436	7,926
Benefits paid, net of plan participants’ contributions (2)	(11,894)	(10,201)	(2,827)	(4,479)
Fair value of plan assets at end of year	$307,968	$288,634	$96,406	$83,926
Funded status	$(89,196)	$(71,843)	$(149,456)	$(176,077)
Amounts recognized on Consolidated Balance Sheets
Postemployment employee (liability)
Current	$(531)	$(603)	$(900)	$(800)
Noncurrent	(88,665)	(71,240)	(148,556)	(175,277)
Total	$(89,196)	$(71,843)	$(149,456)	$(176,077)
(1)Includes the Company’s PEP.
(2)Prior to July 1, 1998, employees were eligible to elect an additional participant contribution to enhance their benefits and contributions made during the periods were insignificant.

Summary of Regulatory Assets and Accumulated Other Comprehensive Income
The following table summarizes the amounts recognized in regulatory assets and accumulated other comprehensive income as of September 30:

	Regulatory Assets		Accumulated Other Comprehensive Income (Loss)
	Pension	OPEB	Pension	OPEB
Balance at September 30, 2018	$66,233	$68,685	$14,633	$7,659
Amounts arising during the period:
Net actuarial loss	38,137	48,452	14,271	9,264
Amounts amortized to net periodic costs:
Net actuarial (loss)	(4,662)	(5,820)	(1,103)	(648)
Prior service credit	(102)	312	—	53
Balance at September 30, 2019	$99,606	$111,629	$27,801	$16,328
Amounts arising during the period:
Net actuarial loss (gain)	11,953	(21,974)	7,731	(1,614)
Amounts amortized to net periodic costs:
Net actuarial (loss)	(7,893)	(6,536)	(2,528)	(907)
Prior service (cost) credit	(102)	182	—	16
Balance at September 30, 2020	$103,564	$83,301	$33,004	$13,823
The amounts in regulatory assets and accumulated other comprehensive income not yet recognized as components of net periodic benefit cost as of September 30 are:

	Regulatory Assets				Accumulated Other Comprehensive Income (Loss)
	Pension		OPEB		Pension		OPEB
(Thousands)	2020	2019	2020	2019	2020	2019	2020	2019
Net actuarial loss	$103,197	$99,139	$83,600	$112,109	$33,004	$27,801	$13,847	$16,367
Prior service cost (credit)	367	467	(299)	(480)	—	—	(24)	(39)
Total	$103,564	$99,606	$83,301	$111,629	$33,004	$27,801	$13,823	$16,328

Schedule of Amounts Expected to be Recognized as Components of Net Periodic Benefit Cost	Amounts included in regulatory assets and accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost in fiscal 2021 are as follows:

	Regulatory Assets		Accumulated Other Comprehensive Income (Loss)
(Thousands)	Pension	OPEB	Pension	OPEB
Net actuarial loss	$8,269	$6,846	$3,178	$1,064
Prior service cost (credit)	102	(166)	—	(13)
Total	$8,371	$6,680	$3,178	$1,051

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets
The accumulated benefit obligation for the pension plans, including the PEP, exceeded the fair value of plan assets. The projected benefit and accumulated benefit obligations and the fair value of plan assets as of September 30, are as follows:

	Pension
(Thousands)	2020	2019
Projected benefit obligation	$397,164	$360,477
Accumulated benefit obligation	$352,320	$319,527
Fair value of plan assets	$307,968	$288,634

Components of Net Periodic Cost
The components of the net periodic cost for pension benefits, including the Company’s PEP, and OPEB costs (principally health care and life insurance) for employees and covered dependents for fiscal years ended September 30, are as follows:

	Pension			OPEB
(Thousands)	2020	2019	2018	2020	2019	2018
Service cost	$8,223	$7,381	$8,139	$4,854	$4,404	$4,607
Interest cost	10,587	12,173	10,493	7,026	8,324	6,365
Expected return on plan assets	(20,579)	(19,054)	(19,639)	(6,510)	(5,515)	(5,352)
Recognized actuarial loss	10,424	5,765	7,537	7,442	6,466	4,660
Prior service cost (credit) amortization	102	102	106	(197)	(365)	(365)
Net periodic benefit cost	8,757	$6,367	$6,636	$12,615	$13,314	9,915
Special termination benefit	—	—	3,730	—	—	490
Net periodic benefit cost recognized as expense	$8,757	$6,367	$10,366	$12,615	$13,314	$10,405

Schedule of Weighted Average Assumptions Used
The weighted average assumptions used to determine the Company’s benefit costs during the fiscal years below and obligations as of September 30, are as follows:

	Pension						OPEB
	2020		2019		2018		2020		2019		2018
Benefit costs:
Discount rate	3.37/3.35%	(1)	4.36/4.35%	(1)	4.04/4.03%	(1)	3.48/3.44%	(1)	4.38/4.37%	(1)	4.12/4.08%	(1)
Expected asset return	7.25		7.00%		7.50%		7.25		7.00%		7.50%
Compensation increase	3.00/3.50%	(1)	3.25/3.50%	(1)	3.25/3.50%	(1)	3.00/3.50%	(1)	3.25/3.50%	(1)	3.25/3.50%	(1)
Obligations:
Discount rate	2.95/2.92%	(1)	3.37/3.35%	(1)	4.36/4.35%		3.08/3.03%	(1)	3.48/3.44%	(1)	4.38/4.37%	(1)
Compensation increase	3.00/3.50%	(1)	3.00/3.50%	(1)	3.25/3.50%	(1)	3.00/3.50%	(1)	3.00/3.50%	(1)	3.25/3.50%	(1)
(1)Percentages for represented and nonrepresented plans, respectively.

Information on Assumed HCCTR Used to Determine Expected OPEB Benefits
Information relating to the assumed HCCTR used to determine expected OPEB benefits as of September 30, and the effect of a 1 percent change in the rate, are as follows:

($ in thousands)	2020	2019	2018
HCCTR	7.6%	7.6%	7.9%
Ultimate HCCTR	4.5%	4.5%	4.5%
Year ultimate HCCTR reached	2026	2026	2024
Effect of a 1 percentage point increase in the HCCTR on:
Year-end benefit obligation	$49,106	$49,061	$36,260
Total service and interest cost	$2,799	$2,923	$2,482
Effect of a 1 percentage point decrease in the HCCTR on:
Year-end benefit obligation	$(38,844)	$(38,747)	$(28,743)
Total service and interest costs	$(2,151)	$(2,250)	$(1,937)

Schedule of Mix and Targeted Allocation of Plan Assets
The mix and targeted allocation of the pension and OPEB plans’ assets are as follows:

	2021	Assets at
	Target	September 30,
Asset Allocation	Allocation	2020	2019
U.S. equity securities	34%	38%	37%
International equity securities	17	18	17
Fixed income	38	39	42
Other assets	11	5	4
Total	100%	100%	100%

Schedule of Expected Benefit Payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid during the following fiscal years:

(Thousands)	Pension	OPEB
2021	$12,799	$6,179
2022	$13,765	$6,837
2023	$14,512	$7,420
2024	$15,345	$7,988
2025	$16,267	$8,625
2026 - 2030	$95,969	$52,480

Schedule of Estimated Subsidy Payments	The following estimated subsidy payments are expected to be paid during the following fiscal years:

Estimated Subsidy
(Thousands)	Payment
2021	$292
2022	$316
2023	$349
2024	$384
2025	$420
2026 - 2030	$2,789

Summary of Pension and OPEB Assets Held in the Master Trust
Pension and OPEB assets held in the master trust, measured at fair value, as of September 30, are summarized as follows:

(Thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Total
As of September 2020:	Pension		OPEB
Assets
Money market funds	$—	$—	$15	$15
Registered Investment Companies:
Equity Funds:
Large Cap Index	95,542	95,542	29,908	29,908
Extended Market Index	21,085	21,085	6,470	6,470
International Stock	56,912	56,912	17,390	17,390
Fixed Income Funds:
Emerging Markets	16,008	16,008	4,958	4,958
Core Fixed Income	—	—	11,146	11,146
Opportunistic Income	—	—	7,128	7,128
Ultra Short Duration	—	—	7,057	7,057
High Yield Bond Fund	26,303	26,303	8,223	8,223
Long Duration Fund	77,036	77,036	—	—
Total assets at in the fair value hierarchy	$292,886	292,886	$92,295	92,295
Investments measured at net asset value
Common collective trusts		15,082		4,111
Total assets at fair value		$307,968		$96,406

(Thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Total
As of September 30, 2019:	Pension		OPEB
Assets
Money market funds	$—	$—	$21	$21
Registered Investment Companies:
Equity Funds:
Large Cap Index	89,374	89,374	25,474	25,474
Extended Market Index	16,548	16,548	5,036	5,036
International Stock	49,929	49,929	14,564	14,564
Fixed Income Funds:
Emerging Markets	15,794	15,794	4,764	4,764
Core Fixed Income	—	—	10,570	10,570
Opportunistic Income	—	—	6,365	6,365
Ultra Short Duration	—	—	6,340	6,340
High Yield Bond Fund	24,328	24,328	7,350	7,350
Long Duration Fund	80,041	80,041	—	—
Total assets at in the fair value hierarchy	$276,014	276,014	$80,484	80,484
Investments measured at net asset value
Common collective trusts		12,620		3,442
Total assets at fair value		$288,634		$83,926